Note 10. Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
hedging activities consist of:

In millions		Notional Value as of December 31,	Assets (Liabilities or Equity) Fair Value as of December 31,
Type of Instrument	Balance Sheet Classification	2014	2014	2013
Derivatives designated as hedging:
Interest rate swaps	Prepaid and other current assets	$25.1	$1.8	$1.6
	Accumulated other comprehensive income		(1.8)	(1.6)
Interest rate swaps	Accrued liabilities	515.6	(7.9)	(2.4)
	Accumulated other comprehensive loss		7.0	1.6
Cross currency swaps	Prepaid and other current assets	185.8	21.1	—
	Accumulated other comprehensive income		(21.1)	—
Cross currency swaps	Accrued liabilities	—	—	(2.4)
	Accumulated other comprehensive loss		—	2.4
Derivatives not designated as hedging:
Note hedges	Note hedge derivative asset	$1,200.0	$—	$514.8
Conversion options	Conversion option derivative liability	1,200.0	—	(506.5)
Warrants	Warrant derivative liability	1,200.0	—	(270.5)
Currency forward contracts	Prepaid and other current assets	358.9	1.9	0.7
Currency forward contracts	Accrued liabilities	358.9	(4.5)	(11.5)
Interest rate swaps	Prepaid and other current assets	—	—	1.0
Interest rate swaps	Accrued liabilities	571.4	(61.1)	(0.2)

		Losses (Gains) for the Year Ended December 31,
In millions	Statement of Operations Classification	2014	2013	2012
Derivatives not designated as hedging:
Currency forward contracts	Other, net	$13.7	$8.0	$9.0
Interest rate swaps	Interest expense	15.8	0.2	—
Note hedges	Gain on convertible note derivative	(365.3)	—	—
Conversion options	Loss on convertible note derivative	381.9	—	—
Warrants	Loss on convertible note derivative	482.8	—	—